Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consists of the following:

(In thousands, except rates)	June 30, 2017	December 31, 2016	Interest Type	Interest Rate (%)[1]	Financing Type
Corporate-level long-term debt[2]:
Senior Notes due 2023	$950,000	$950,000	Fixed	6.38	Senior notes
Senior Notes due 2025	300,000	300,000	Fixed	6.63	Senior notes
Revolver	497,000	552,000	Variable	4.11	Revolving loan
Non-recourse long-term debt[3]:
Permanent financing	2,030,022	2,078,009	Blended[4]	5.88[5]	Term debt / Senior notes
Financing lease obligations	120,447	123,930	Imputed	5.63[5]	Financing lease obligations
Total principal due for long-term debt and financing lease obligations	3,897,469	4,003,939		5.82[5]
Unamortized discount, net	(12,557)	(13,620)
Deferred financing costs, net	(37,015)	(39,405)
Less current portion of long-term debt and financing lease obligations[6]	(1,747,956)	(2,212,968)
Long-term debt and financing lease obligations, less current portion[7]	$2,099,941	$1,737,946
———

(1)	As of June 30, 2017.

(2)
Corporate-level debt represents debt issued by Terra Operating LLC and guaranteed by Terra LLC and certain subsidiaries of Terra Operating LLC other than non-recourse subsidiaries as defined in the relevant debt agreements.

(3)
Non-recourse debt represents debt issued by subsidiaries with no recourse to Terra LLC, Terra Operating LLC or guarantors of the Company's corporate-level debt, other than limited or capped contingent support obligations, which in aggregate are not considered to be material to the Company's business and financial condition.

(4)
Includes variable rate debt and fixed rate debt. As of June 30, 2017, 51% of this balance had a variable interest rate and the remaining 49% of this balance had a fixed interest rate. The Company has entered into interest rate swap agreements to fix the interest rates of certain variable rate permanent financing non-recourse debt (see Note 8. Derivatives).

(5)	Represents the weighted average interest rate as of June 30, 2017.

(6)
As of December 31, 2016, the Company reclassified $14.7 million from current portion of long-term debt and financing lease obligations to current liabilities related to assets held for sale in the unaudited condensed consolidated balance sheet. There was no similar reclassification as of June 30, 2017 as the sale of the related renewable energy facilities closed in the first half of 2017 (see Note 2. Assets Held for Sale).

(7)
As of December 31, 2016, the Company reclassified $353.9 million from long-term debt and financing lease obligations, less current portion to non-current liabilities related to assets held for sale in the unaudited condensed consolidated balance sheet. There was no similar reclassification as of June 30, 2017 as the sale of the related renewable energy facilities closed in the first half of 2017 (see Note 2. Assets Held for Sale).

Aggregate Contractual Payments of Long-term Debt
The aggregate contractual payments of long-term debt due after June 30, 2017, including financing lease obligations and excluding amortization of debt discounts, premiums and deferred financing costs, as stated in the financing agreements, are as follows:

(In thousands)	Remainder of 2017[1]	2018	2019	2020	2021	Thereafter	Total
Maturities of long-term debt as of June 30, 2017[2]	$626,972	$114,537	$386,768	$101,541	$104,680	$2,562,971	$3,897,469
———

(1)
Includes $497.0 million of Revolver indebtedness as management intends to repay this indebtedness during 2017 ($220.0 million of which was paid prior to the financial statement issuance date as discussed above). Also includes $30.0 million prepayment made in the third quarter of 2017 for the Company's non-recourse portfolio term loan as discussed above under Non-recourse Portfolio Term Loan Prepayments.

(2)
Represents the contractual principal payment due dates for the Company's long-term debt and does not reflect the reclassification of $1.1 billion of long-term debt to current as a result of debt defaults under certain of the Company's non-recourse financing arrangements.